SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 21, 2022 USD ($) Share $ / shares	Dec. 31, 2021 USD ($) Share	Dec. 31, 2020 USD ($) Share
Disclosure of non-adjusting events after reporting period [line items]
Cash Paid		$ 1,099	$ 0
Options granted | Share		8,474	8,022
Subsequent events [Member] | Expetitle, Inc. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%
Aggregate purchase price	$ 8,232
Cash Paid	7,432
Escrow	$ 800
Options granted | Share	700
RSU granted | Share	1,100,000
Exercise price, share options granted | $ / shares	$ 3.60